Summary of significant accounting policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012 Store Country	Jan. 29, 2011	Jan. 30, 2010	Oct. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Stores operated					1,502
Additional stores licensed					151
Number of countries, stores located					36
Company Founded, place					Washington D.C.
Company Founded, date					1948
Intial public offering, completion date					1978
Merger, value					$ 6,600,000,000
Restricted cash	19,000,000	16,000,000	19,000,000	16,000,000	30,000,000	16,000,000
Ownership interest in Labuan					70.00%
Asset retirement obligations					73,000,000	69,000,000
Goodwill	448,000,000	386,000,000	448,000,000	386,000,000	448,000,000	384,000,000
Unamortized debt issuance cost					127,000,000	148,000,000
Amortization of deferred financing fees					35,000,000	69,000,000	54,000,000
Face value of debt securities acquired					36,000,000	17,000,000
Reserves for self-insurance risk					91,000,000	89,000,000
Accumulated depreciation related to capital leases					47,000,000	58,000,000
Deferred rent liabilities					348,000,000	321,000,000
Deferred rent liabilities, current					10,000,000	11,000,000
Other revenue					79,000,000	77,000,000	79,000,000
Licensing fees					18,000,000	16,000,000	14,000,000
Sales returns, reserve					10,000,000	10,000,000
Gross advertising costs					483,000,000	445,000,000	428,000,000
Computer software, useful life					5 years
Amortization of computer software					22,000,000	19,000,000	25,000,000
Gift card breakage income					22,000,000	20,000,000	20,000,000
Credit card program income					13,000,000	19,000,000	31,000,000
Net gains on sales of properties					3,000,000	10,000,000	6,000,000
Impairment of long-lived assets					6,000,000	11,000,000	7,000,000
Gain on litigation settlement					0	0	51,000,000
Gain on foreign currency transaction					11,000,000	10,000,000	28,000,000
Loss on derivative contracts					4,000,000	10,000,000	28,000,000
Noncontrolling interest	39,000,000	0	39,000,000	0	29,000,000	0		24,000,000
Effect of anti-dilutive stock-based awards	0.9	1.2	1.0	1.2	0.7	0	1.6
Employment Practices Liability
Summary Of Significant Accounting Policies [Line Items]
Insurance coverage, amount					15,000,000
Catastrophe
Summary Of Significant Accounting Policies [Line Items]
Insurance coverage, amount					8,000,000
Property, Liability and Casualty Insurance Segment
Summary Of Significant Accounting Policies [Line Items]
Insurance coverage, amount					5,000,000
General Liability
Summary Of Significant Accounting Policies [Line Items]
Insurance coverage, amount					5,000,000
Automobile Liability Policy
Summary Of Significant Accounting Policies [Line Items]
Insurance coverage, amount					4,000,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Workers' compensation					1,000,000
U.K. real estate senior credit facility, due fiscal 2013
Summary Of Significant Accounting Policies [Line Items]
Debt maturity date					Apr. 07, 2013
U.K. real estate junior credit facility, due fiscal 2013
Summary Of Significant Accounting Policies [Line Items]
Debt maturity date					Apr. 07, 2013
Domestic
Summary Of Significant Accounting Policies [Line Items]
Goodwill					361,000,000
Labuan
Summary Of Significant Accounting Policies [Line Items]
Goodwill								62,000,000
Licensing fees					4,000,000	5,000,000	4,000,000
Vanwall
Summary Of Significant Accounting Policies [Line Items]
Face value of debt securities acquired					36,000,000	17,000,000
Cash paid to Vanwall					$ 26,000,000	$ 9,000,000
Charles Lazarus
Summary Of Significant Accounting Policies [Line Items]
Stores operated					1,000
Number of countries, stores located					17